Income Tax Expenses - Schedule of Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Related to acquired intangible assets	¥ 88,702		¥ 92,678
Equity method investees	19,204		10,628
Total deferred tax liabilities	¥ 107,906	$ 15,430	¥ 103,306